Commitments - Schedule of Maturities of Aggregate Operating Lease Liabilities (Details) (10-Q)	Jul. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019 (remainder)	$ 8,000
2020	36,000
2021	36,000
2022	36,000
2023	36,000
Thereafter	48,000
Total minimum lease payments	200,000
Imputed interest	(43,000)
Total	$ 157,000